As filed with the Securities and Exchange Commission on February 27, 2013
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  September 30, 2013

Date of reporting period:  December 31, 2012

Item 1. Schedules of Investments.

Poplar Forest Partners Fund
Schedule of Investments
at December 31, 2012 (Unaudited)

Shares		Value
	COMMON STOCKS - 98.5%
	Administrative and Support Services - 4.2%
239,000	Robert Half International, Inc.	$7,604,980

	Chemical Manufacturing - 4.0%
147,500	Eli Lilly & Co.	7,274,700

	Computer and Electronic Product Manufacturing - 11.9%
252,500	Hewlett-Packard Co.	3,598,125
17,000	International Business Machines Corp.	3,256,350
200,000	TE Connectivity (a)	7,424,000
1,090,000	Xerox Corp.	7,433,800
		21,712,275
	Credit Intermediation and Related Activities - 15.3%
825,000	Bank of America Corp.	9,570,000
217,500	Citigroup, Inc.	8,604,300
183,500	JPMorgan Chase & Co.	8,068,495
35,000	State Street Corp.	1,645,350
		27,888,145
	Electrical Equipment, Appliance, and Component - 3.9%
70,000	Whirlpool Corp.	7,122,500

	Furniture and Related Product Manufacturing - 1.3%
78,000	Fortune Brands Home & Security Inc. (b)	2,279,160

	Insurance Carriers and Related Activities - 15.9%
155,000	Aetna Inc.	7,176,500
196,000	Allstate Corp.	7,873,320
165,450	American International Group, Inc. (b)	5,840,385
313,500	Lincoln National Corp.	8,119,650
		29,009,855
	Machinery Manufacturing - 4.6%
70,000	Baker Hughes, Inc.	2,858,800
265,000	General Electric Co.	5,562,350
		8,421,150

	Miscellaneous Manufacturing - 4.2%
116,000	Baxter International Inc.	7,732,560

	Miscellaneous Store Retailers - 3.2%
515,000	Staples, Inc.	5,871,000

	Oil and Gas Extraction - 1.4%
175,000	WPX Energy, Inc. (b)	2,604,000

	Paper Manufacturing - 3.1%
325,000	Sealed Air Corp.	5,690,750

	Printing and Related Support Activities - 5.1%
150,000	Avery Dennison Corp.	5,238,000
450,000	R. R. Donnelley & Sons Co.	4,050,000
		9,288,000
	Professional, Scientific, and Technical Services - 3.6%
132,500	Omnicom Group Inc.	6,619,700

	Publishing Industries - 11.0%
370,000	Electronic Arts Inc. (b)	5,376,100
140,000	McGraw-Hill Companies, Inc.	7,653,800
262,500	Microsoft Corp.	7,016,625
		20,046,525
	Telecommunications - 2.4%
44,000	Time Warner Cable Inc.	4,276,360

	Water Transportation - 3.4%
168,000	Carnival Corp.	6,177,360

	TOTAL COMMON STOCKS (Cost $159,270,260)	179,619,020

	SHORT-TERM INVESTMENTS - 1.3%
2,371,811	Fidelity Institutional Money Market Portfolio - Select Class, 0.14%	2,371,811
	Total Short-Term Investments (Cost $2,371,811)	2,371,811

	Total Investments in Securities (Cost $161,642,071) - 99.8%	181,990,831
	Other Assets in Excess of Liabilities - 0.2%	396,660
	NET ASSETS - 100.0%	$182,387,491

(a) U.S. traded security of a foreign issuer.
(b) Non-income producing security.
(c) Rate shown is the 7-day annualized yield at December 31, 2012.

Note 1 – Securities Valuation

The Poplar Forest Partners Fund’s (the “Fund”) investments are carried at their fair value. Equity securities that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-term securities having a maturity of 60 days or less are valued at their amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees (“Board”). These procedures consider many factors, including the type of security, size of holding, trading volume and news events. Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation issues to a Valuation Committee which is comprised of one or more trustees and representatives from U.S. Bancorp Fund Services, LLC, the Fund’s administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed and ratified by the Board.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of December 31, 2012:

	Level 1	Level 2	Level 3	Total
Common Stocks
Administrative Support and Waste Management	$7,604,980	$-	$-	$7,604,980
Finance and Insurance	56,898,000	-	-	56,898,000
Information	24,322,885	-	-	24,322,885
Manufacturing	54,663,295	-	-	54,663,295
Mining, Quarrying, and Oil and Gas Extraction	2,604,000	-	-	2,604,000
Professional, Scientific, and Technical Services	6,619,700	-	-	6,619,700
Retail Trade	5,871,000	-	-	5,871,000
Transportation and Warehousing	6,177,360	-	-	6,177,360
Wholesale Trade	14,857,800	-	-	14,857,800
Total Common Stocks	179,619,020	-	-	179,619,020
Short-Term Investments	2,371,811	-	-	2,371,811
Total Investments in Securities	$181,990,831	$-	$-	$181,990,831

Refer to the Fund’s Schedule of Investments for a detailed break-out of common stocks by industry classification.  Transfers between levels are recognized at December 31, 2012, the end of the reporting period.  The Fund recognized no transfers to/from Level 1 or Level 2.  There were no Level 3 securities held in the Fund during the period ended December 31, 2012.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at December 31, 2012 was as follows*:

Cost of investments	$161,622,317

Gross unrealized appreciation	$30,470,928
Gross unrealized depreciation	(10,102,414)
Net unrealized appreciation	$20,368,514

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)* /s/ Douglas G. Hess
           Douglas G. Hess, President

Date 2/17/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
   Douglas G. Hess, President

Date 2/17/13

By (Signature and Title)* /s/ Cheryl L. King
   Cheryl L. King, Treasurer

Date 2/17/13

* Print the name and title of each signing officer under his or her signature.